Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Schedule of segment information for net revenues, cost of revenues and gross profit

For the year ended December 31, 2013

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	422,088	52,458	18,060	492,606
Cost of revenues	(140,975)	(29,792)	(9,754)	(180,521)

Gross profit	281,113	22,666	8,306	312,085

For the year ended December 31, 2014

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	425,544	164,598	23,848	613,990
Cost of revenues	(148,811)	(117,054)	(11,924)	(277,789)

Gross profit	276,733	47,544	11,924	336,201

For the year ended December 31, 2015

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	431,276	261,462	20,834	713,572
Cost of revenues	(152,094)	(215,094)	(15,616)	(382,804)

Gross profit	279,182	46,368	5,218	330,768